Convertible Debenture (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of convertible debenture
Convertible Debentures $

Balance, January 31, 2019	–
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671

Balance, January 31, 2021	500,000